Income Taxes - Schedule Of Components Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current provision (benefit):
Federal			$ 3,465	$ 2,744
State and local			1,643	976
Foreign			(11)	21
Total current provision			5,097	3,741
Deferred benefit:
Federal			(1,614)	(1,412)
State and local			(703)	(300)
Foreign			0	0
Total deferred benefit	$ (1,598)	$ (1,739)	(2,317)	(1,712)
Provision for income taxes	$ 3,141	$ (215)	$ 2,780	$ 2,029